Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016
Operating expenses:
General and Administrative expenses	$ 243,863	$ 117,915	$ 742,057	$ 206,049	$ 55,148	$ 272,687
License expenses		250,000		250,000		400,000
Total operating expenses	243,863	367,915	742,057	456,049	55,148	672,687
Operating Loss	(243,863)	(367,915)	(742,057)	(456,049)	(55,148)	(672,687)
Net loss	$ (243,863)	$ (367,915)	$ (742,057)	$ (456,049)	$ (55,148)	$ (672,687)